361 U.S. Small Cap Equity Fund
SUMMARY SECTION - 361 U.S. SMALL CAP EQUITY FUND
Investment Objective
The 361 U.S. Small Cap Equity Fund (the "Fund") seeks to achieve long-term capital appreciation that will exceed the Russell 2000® Index return over a three- to five-year time horizon.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - 361 U.S. Small Cap Equity Fund - USD ($)	Investor Class Shares	Class I Shares	Class Y Shares
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge (load)	none	none	none
Redemption fee	none	none	none
Wire fee	20	20	20
Overnight check delivery fee	25	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - 361 U.S. Small Cap Equity Fund		Investor Class Shares	Class I Shares	Class Y Shares
Management fees	[1]	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	[1]	0.25%	none	none
Shareholder servicing fee	[1],[2]	0.15%	0.15%	none
All other expenses	[1],[2]	0.53%	0.53%	0.53%
Other expenses	[1],[2]	0.68%	0.68%	0.53%
Total annual fund operating expenses	[1],[3]	1.73%	1.48%	1.33%
Fees waived and/or expenses reimbursed	[1],[3]	(0.49%)	(0.49%)	(0.49%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[3]	1.24%	0.99%	0.84%
[1]	The expense information in the table has been restated to reflect the current expense cap, effective December 18, 2017.
[2]	"Other expenses" and "Acquired fund fees and expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.24%, 0.99%, and 0.84% of the average daily net assets of Investor Class, Class I and Class Y shares of the Fund, respectively. This agreement is in effect until February 28, 2018, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - 361 U.S. Small Cap Equity Fund - USD ($)	One Year	Three Years
Investor Class Shares	126	497
Class I Shares	101	420
Class Y Shares	86	373

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of the value of its net assets (which include borrowings for investment purposes) in common stocks of U.S. small capitalization issuers. A company is considered to be a U.S. company if the Fund's advisor determines that the company meets one or more of the following criteria: (i) the company is organized under the laws of, or has its principal office in, the United States; (ii) the company's securities principally trade in U.S. markets; and/or (iii) the company has at least 50% of its assets or derives at least 50% of its revenue from business, in the U.S. The Fund's advisor defines small capitalization companies as companies with market capitalizations that are within the range of the market capitalizations of the issuers represented in the Russell 2000® Index (the Fund's benchmark), which is a market capitalization-weighted index of the 2000 smallest companies by market capitalization in the Russell 3000® Index. As of January 31, 2017, the Russell 2000® Index had a weighted average market capitalization of approximately $2.15 billion and a median capitalization of $0.79 billion, and the range of capitalization of issuers included in the Russell 2000® Index was approximately $50 million to $9.4 billion. The Russell 2000® Index is reconstituted annually so that stocks that have outgrown the Index can be removed and new entries added.

361 Capital, LLC ("361" or the "Advisor") is the investment advisor to the Fund. The Advisor's investment philosophy is based on the belief that future investor expectations are strongly influenced by the opinions, forecasts and announcements of perceived market experts, including Wall Street analysts and company management. The Advisor seeks to invest in companies that are likely to be the beneficiaries of future favorable earnings announcements and earnings estimate revisions.

The Fund normally holds a core position of between 75 and 150 common stocks. The number of securities held by the Fund may occasionally exceed this range, such as when the portfolio managers are accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund's portfolio is allocated to economic sectors based on a target number of positions for each of the sectors included in the universe. The target for each sector is a weight that is in proportion to the weighting of the equivalent sector in the benchmark index.

The Fund may also invest in securities of issuers that are not part of the Fund's benchmark Index. The Fund may invest in the securities of other registered investment companies, including without limitation exchange-traded funds ("ETFs") and index ETFs, as well as cash and cash equivalents. The Advisor may sell a security if inclusion of the security in the Fund's portfolio is inconsistent with the guidance generated by the Advisor's proprietary strategies.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small-cap and mid-cap company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

ETF risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Management and strategy risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

No operating history. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Performance

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.